UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21722

Name of Fund: BlackRock Enhanced Equity Yield Fund, Inc. (EEF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Aerospace & Defense - 1.7%	7,100	General Dynamics Corp.	$ 591,927
	9,400	Honeywell International, Inc.	530,348
	4,000	L-3 Communications Holdings, Inc.	437,360
	19,600	Lockheed Martin Corp.	1,946,280
	29,700	Northrop Grumman Corp.	2,310,957

			5,816,872

Air Freight & Logistics - 1.3%	59,600	United Parcel Service, Inc. Class B	4,351,992

Auto Components - 0.2%	16,800	Johnson Controls, Inc.	567,840

Automobiles - 0.5%	91,500	General Motors Corp.	1,743,075

Beverages - 2.5%	21,800	Anheuser-Busch Cos., Inc.	1,034,410
	92,300	The Coca-Cola Co.	5,618,301
	25,600	PepsiCo, Inc.	1,848,320

			8,501,031

Biotechnology - 1.8%	51,500	Amgen, Inc. (a)	2,151,670
	11,600	Biogen Idec, Inc. (a)	715,604
	11,000	Celgene Corp. (a)	674,190
	8,600	Genzyme Corp. (a)	641,044
	40,000	Gilead Sciences, Inc. (a)	2,061,200

			6,243,708

Capital Markets - 2.3%	72,200	American Capital Strategies Ltd. (b)	2,466,352
	20,700	The Goldman Sachs Group, Inc.	3,423,573
	27,300	Lehman Brothers Holdings, Inc.	1,027,572
	18,600	Morgan Stanley	850,020

			7,767,517

Chemicals - 1.7%	6,300	Air Products & Chemicals, Inc.	579,600
	48,300	The Dow Chemical Co.	1,779,855
	47,600	E.I. du Pont de Nemours & Co.	2,225,776
	18,000	PPG Industries, Inc.	1,089,180

			5,674,411

Commercial Banks - 3.3%	15,400	BB&T Corp.	493,724
	17,700	Comerica, Inc.	620,916
	11,100	KeyCorp	243,645
	16,300	National City Corp.	162,185
	124,900	Regions Financial Corp.	2,466,775
	124,500	U.S. Bancorp	4,028,820
	54,200	Wachovia Corp.	1,463,400
	60,700	Wells Fargo & Co.	1,766,370

			11,245,835

Commercial Services &	6,400	Monster Worldwide, Inc. (a)	154,944
Supplies - 0.1%

Communications	15,971	Ciena Corp. (a)	492,386
Equipment - 3.1%	142,600	Cisco Systems, Inc. (a)	3,435,234
	52,100	Corning, Inc.	1,252,484
	132,500	Motorola, Inc.	1,232,250
	103,300	QUALCOMM, Inc.	4,235,300

			10,647,654

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Computers &	26,400	Apple, Inc. (a)	$ 3,788,400
Peripherals - 3.2%	64,300	Dell, Inc. (a)	1,280,856
	61,600	EMC Corp. (a)	883,344
	43,400	Hewlett-Packard Co.	1,981,644
	19,100	International Business Machines Corp.	2,199,174
	33,600	SanDisk Corp. (a)	758,352

			10,891,770

Consumer Finance - 0.3%	11,500	American Express Co.	502,780
	23,700	Discover Financial Services, Inc.	387,969

			890,749

Containers & Packaging - 0.0%	1,500	Pactiv Corp. (a)	39,315

Diversified Financial	143,400	Bank of America Corp.	5,436,294
Services - 4.5%	3,949	CME Group, Inc.	1,852,476
	198,800	Citigroup, Inc.	4,258,296
	92,400	JPMorgan Chase & Co.	3,968,580

			15,515,646

Diversified Telecommunication	174,590	AT&T Inc.	6,686,797
Services - 3.8%	210,500	Citizens Communications Co.	2,208,145
	25,091	Embarq Corp.	1,006,149
	82,190	Verizon Communications, Inc.	2,995,826

			12,896,917

Electric Utilities - 1.4%	11,300	American Electric Power Co., Inc.	470,419
	5,600	Entergy Corp.	610,848
	19,100	Exelon Corp.	1,552,257
	25,300	FPL Group, Inc.	1,587,322
	8,600	FirstEnergy Corp.	590,132

			4,810,978

Electrical Equipment - 1.2%	51,200	Emerson Electric Co.	2,634,752
	26,000	Rockwell Automation, Inc.	1,492,920

			4,127,672

Electronic Equipment &	29,925	Tyco Electronics Ltd.	1,027,026
Instruments - 0.3%

Energy Equipment &	9,600	Baker Hughes, Inc.	657,600
Services - 2.6%	39,600	National Oilwell Varco, Inc. (a)	2,311,848
	13,297	Schlumberger Ltd.	1,156,839
	41,100	Smith International, Inc.	2,639,853
	16,930	Transocean, Inc.	2,288,936

			9,055,076

Food & Staples	43,720	CVS Caremark Corp.	1,771,097
Retailing - 2.0%	67,900	Wal-Mart Stores, Inc.	3,576,972
	38,800	Walgreen Co.	1,477,892
	4,600	Whole Foods Market, Inc.	151,662

			6,977,623

Food Products - 1.0%	16,600	ConAgra Foods, Inc.	397,570
	49,021	Kraft Foods, Inc.	1,520,141

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

	117,400	Sara Lee Corp.	$ 1,641,252

			3,558,963

Health Care Equipment &	13,800	Baxter International, Inc.	797,916
Supplies - 1.5%	18,400	Becton Dickinson & Co.	1,579,640
	44,046	Boston Scientific Corp. (a)	566,872
	29,925	Covidien Ltd.	1,324,181
	3,600	Medtronic, Inc.	174,132
	9,500	Zimmer Holdings, Inc. (a)	739,670

			5,182,411

Health Care Providers &	16,300	Aetna, Inc.	686,067
Services - 1.3%	18,200	Express Scripts, Inc. (a)	1,170,624
	25,200	Medco Health Solutions, Inc. (a)	1,103,508
	40,600	UnitedHealth Group, Inc.	1,395,016

			4,355,215

Hotels, Restaurants &	35,500	Carnival Corp.	1,437,040
Leisure - 2.7%	74,600	McDonald's Corp.	4,160,442
	87,200	Starbucks Corp. (a)	1,526,000
	39,400	Starwood Hotels & Resorts Worldwide, Inc.	2,038,950
	7,300	Wendy's International, Inc.	168,338

			9,330,770

Household Durables - 0.6%	1,900	Black & Decker Corp.	125,590
	22,700	Fortune Brands, Inc.	1,577,650
	23,000	Lennar Corp. Class A	432,630

			2,135,870

Household Products - 1.8%	88,742	The Procter & Gamble Co.	6,218,152

IT Services - 0.6%	40,300	Automatic Data Processing, Inc.	1,708,317
	12,800	Cognizant Technology Solutions Corp. (a)	369,024

			2,077,341

Industrial	38,500	3M Co.	3,047,275
Conglomerates - 5.0%	332,300	General Electric Co.	12,298,423
	14,800	Textron, Inc.	820,216
	21,825	Tyco International Ltd.	961,391

			17,127,305

Insurance - 3.2%	18,700	The Allstate Corp.	898,722
	40,700	American International Group, Inc.	1,760,275
	16,100	Hartford Financial Services Group, Inc.	1,219,897
	36,300	Lincoln National Corp.	1,887,600
	75,500	Marsh & McLennan Cos., Inc.	1,838,425
	62,000	The Progressive Corp.	996,340
	49,600	The Travelers Cos., Inc.	2,373,360

			10,974,619

Internet & Catalog	20,900	Amazon.com, Inc. (a)	1,490,170
Retail - 0.4%

Internet Software &	78,800	eBay, Inc. (a)	2,351,392
Services - 1.5%	5,930	Google, Inc. Class A (a)	2,611,987

			4,963,379

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Leisure Equipment &	64,000	Eastman Kodak Co.	$ 1,130,880
Products - 0.3%

Life Sciences Tools &	12,000	Thermo Fisher Scientific, Inc. (a)	682,080
Services - 0.2%

Machinery - 1.7%	37,500	Caterpillar, Inc.	2,935,875
	29,600	Cummins, Inc.	1,385,872
	16,800	Deere & Co.	1,351,392

			5,673,139

Media - 2.1%	79,650	CBS Corp. Class B	1,758,672
	103,200	Comcast Corp. Class A	1,995,888
	60,600	The DIRECTV Group, Inc. (a)	1,502,274
	34,650	Viacom, Inc. Class B (a)	1,372,833
	18,300	Walt Disney Co.	574,254

			7,203,921

Metals & Mining - 1.4%	30,700	Alcoa, Inc.	1,107,042
	19,000	Allegheny Technologies, Inc.	1,355,840
	24,800	Freeport-McMoRan Copper & Gold, Inc. Class B	2,386,256

			4,849,138

Multi-Utilities - 1.5%	12,000	Ameren Corp.	528,480
	32,400	Consolidated Edison, Inc.	1,286,280
	16,400	Dominion Resources, Inc.	669,776
	68,400	Public Service Enterprise Group, Inc.	2,748,996

			5,233,532

Multiline Retail - 0.2%	8,500	Family Dollar Stores, Inc.	165,750
	9,700	Target Corp.	491,596

			657,346

Oil, Gas & Consumable	30,400	Anadarko Petroleum Corp. (c)	1,916,112
Fuels - 9.8%	9,700	Apache Corp.	1,171,954
	75,106	Chevron Corp.	6,411,048
	47,400	ConocoPhillips	3,612,354
	33,000	Devon Energy Corp.	3,442,890
	17,200	EOG Resources, Inc.	2,064,000
	132,700	Exxon Mobil Corp.	11,223,766
	22,800	Hess Corp.	2,010,504
	3,900	Marathon Oil Corp.	177,840
	15,600	Valero Energy Corp.	766,116
	15,000	XTO Energy, Inc.	927,900

			33,724,484

Paper & Forest	52,500	International Paper Co.	1,428,000
Products - 0.7%	14,200	MeadWestvaco Corp.	386,524
	8,000	Weyerhaeuser Co.	520,320

			2,334,844

Pharmaceuticals - 6.9%	23,200	Abbott Laboratories (c)	1,279,480
	120,000	Bristol-Myers Squibb Co.	2,556,000
	54,300	Eli Lilly & Co.	2,801,337

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

	105,200	Johnson & Johnson	$ 6,824,324
	85,800	Merck & Co., Inc.	3,256,110
	305,600	Pfizer, Inc.	6,396,208
	16,500	Wyeth	689,040

			23,802,499

Real Estate Investment Trusts	8,200	Equity Residential	340,218
(REITs) - 0.8%	60,500	Plum Creek Timber Co., Inc.	2,462,350

			2,802,568

Semiconductors &	39,100	Applied Materials, Inc.	762,841
Semiconductor	136,300	Intel Corp.	2,886,834
Equipment - 2.9%	39,400	Linear Technology Corp.	1,209,186
	54,400	Microchip Technology, Inc.	1,780,512
	57,700	National Semiconductor Corp.	1,057,064
	69,150	Nvidia Corp. (a)	1,368,479
	33,400	Texas Instruments, Inc.	944,218

			10,009,134

Software - 3.3%	41,500	Autodesk, Inc. (a)	1,306,420
	19,200	Electronic Arts, Inc. (a)	958,464
	238,500	Microsoft Corp.	6,768,630
	112,100	Oracle Corp. (a)	2,192,676

			11,226,190

Specialty Retail - 0.5%	64,800	Home Depot, Inc.	1,812,456

Textiles, Apparel & Luxury	11,900	Coach, Inc. (a)	358,785
Goods - 0.3%	8,500	VF Corp.	658,835

			1,017,620

Thrifts & Mortgage	28,300	Fannie Mae	744,856
Finance - 0.4%	20,200	Freddie Mac	511,464
	25,200	Washington Mutual, Inc.	259,560

			1,515,880

Tobacco - 2.3%	76,300	Altria Group, Inc. (c)	1,693,860
	76,300	Philip Morris International, Inc. (a)	3,859,254
	34,700	Reynolds American, Inc.	2,048,341
	4,100	UST, Inc.	223,532

			7,824,987

		Total Common Stocks (Cost - $342,025,538) - 92.7%	317,862,544

	Par
	(000)	Short-Term Securities

	43,285	BlackRock Liquidity Series, LLC Money Market Series,
		3.10% (d)(e)(f)	43,284,519

		Total Short-Term Securities
		(Cost - $43,284,519) - 12.6%	43,284,519

	Contracts	Options Purchased

Call Options Purchased	440	AT&T Inc., expiring July 2008 at $37.5	122,760
	30	Aetna, Inc., expiring July 2008 at $50	3,300
	40	Amazon.Com, Inc., expiring July 2008 at $80	20,400

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Contracts	Options Purchased	Value

	60	Anadarko Petroleum Corp., expiring August 2008 at $60	$ 46,200
	70	Apple, Inc., expiring July 2008 at $150	83,125
	80	Autodesk, Inc., expiring July 2008 at $40	3,600
	70	Cummins, Inc., expiring June 2008 at $50	23,800
	30	Deere & Co., expiring June 2008 at $87.5	11,100
	100	eBay, Inc., expiring July 2008 at $30	26,800
	40	Electronic Arts, Inc., expiring June 2008 at $50	14,800
	100	Emerson Electric Co., expiring June 2008 at $55	14,250
	30	Express Scripts, Inc., expiring August 2008 at $65	17,850
	40	Freeport-McMoRan Copper & Gold, Inc. Class B,
		expiring August 2008 at $95	51,900
	50	Goldman Sachs Group, Inc., expiring July 2008 at $175	60,875
	40	Hess Corp., expiring August 2008 at $95	29,000
	90	Hewlett-Packard Co., expiring August 2008 at $45	40,050
	340	Intel Corp., expiring July 2008 at $20	82,790
	40	Johnson Controls, Inc., expiring July 2008 at $35	9,500
	50	Lehman Brothers Holdings, Inc., expiring July 2008 at $60	4,000
	10	Marathon Oil Corp., expiring July 2008 at $55	1,225
	30	MeadWestvaco Corp., expiring June 2008 at $30	2,250
	50	Medco Health Solutions, Inc., expiring July 2008 at $45	17,250
	170	Merck & Co., Inc., expiring July 2008 at $47.5	9,775
	270	Microsoft Corp., expiring July 2008 at $29	46,980
	60	National Oilwell Varco, Inc., expiring August 2008 at $60	41,100
	140	Nvidia Corp., expiring June 2008 at $25	10,500
	60	Rockwell Automation, Inc., expiring July 2008 at $60	19,500
	180	S&P 500 Listed Option, expiring April 2008 at $135	271,800
	125	S&P 500 Listed Option, expiring April 2008 at $137	103,750
	20	Schlumberger Ltd., expiring August 2008 at $90	13,900
	80	Smith International, Inc., expiring July 2008 at $62.5	58,800
	65	Texas Instruments, Inc., expiring July 2008 at $30	8,418
	20	Textron, Inc., expiring June 2008 at $60	4,350
	100	The Travelers Cos., Inc., expiring July 2008 at $50	26,500
	80	UnitedHealth Group, Inc., expiring June 2008 at $50	800
	30	Valero Energy Corp., expiring June 2008 at $60	3,165
	160	Verizon Communications, Inc., expiring July 2008 at $40	15,120
	70	Viacom, Inc. Class B, expiring June 2008 at $45	2,975

		Total Options Purchased
		(Premiums Paid - $1,663,074) - 0.4%	1,324,258

		Total Investments Before Options Written
		(Cost - $386,973,131*) - 105.7%	362,471,321

Call Options Written	880	AT&T Inc., expiring July 2008 at $40	(140,360)
	80	Amazon.Com, Inc., expiring July 2008 at $95	(14,240)
	120	Anadarko Petroleum Corp., expiring August 2008 at $65	(62,400)
	140	Apple, Inc., expiring July 2008 at $170	(77,350)

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

140	Cummins, Inc., expiring June 2008 at $55	$ (26,250)
200	eBay, Inc., expiring July 2008 at $35	(18,500)
80	Electronic Arts, Inc., expiring June 2008 at $55	(13,800)
60	Express Scripts, Inc., expiring August 2008 at $75	(14,400)
80	Freeport-McMoRan Copper & Gold, Inc. Class B,
	expiring August 2008 at $110	(55,600)
100	Goldman Sachs Group, Inc., expiring July 2008 at $195	(55,500)
80	Hess Corp., expiring August 2008 at $110	(25,600)
180	Hewlett-Packard Co., expiring August 2008 at $50	(39,150)
680	Intel Corp., expiring July 2008 at $22.5	(79,560)
80	Johnson Controls, Inc., expiring July 2008 at $40	(6,000)
100	Medco Health Solutions, Inc., expiring July 2008 at $50	(16,750)
540	Microsoft Corp., expiring July 2008 at $32.5	(31,320)
120	National Oilwell Varco, Inc., expiring August 2008 at $70	(40,800)
120	Rockwell Automation, Inc., expiring July 2008 at $65	(18,900)
1,940	S&P 500 Listed Option, expiring April 2008 at $130	(8,128,600)
40	Schlumberger Ltd., expiring August 2008 at $100	(14,000)
160	Smith International, Inc., expiring July 2008 at $70	(65,600)
40	Textron, Inc., expiring June 2008 at $65	(3,800)
200	The Travelers Cos., Inc., expiring July 2008 at $55	(19,500)

	Total Options Written
	(Premiums Received - $9,374,165) - (2.6%)	(8,967,980)

	Total Investments, Net of Options Written
	(Cost - $377,598,966) - 103.1%	353,503,341
	Liabilities in Excess of Other Assets - (3.1%)	(10,580,716)

	Net Assets - 100.0%	$ 342,922,625

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 386,973,362

Gross unrealized appreciation	$ 22,036,141
Gross unrealized depreciation	(46,538,182)

Net unrealized depreciation	$ (24,502,041)

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) Security held as collateral in connection with open financial futures contracts. (d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	$8,564	$294,666

(e) Represents the current yield as of report date.

(f) All or a portion of security was purchased with the cash proceeds from securities loans.

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

• Financial futures contracts purchased as of March 31, 2008 were as follows:

		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Appreciation

511	S & P 500 Index	June 2008	$33,632,492	$ 195,708

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Enhanced Equity Yield Fund, Inc.

Effective January 1, 2008, the Enhanced Equity Yield Fund, Inc. (the “Fund”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 317,862,544	$(7,448,014)
Level 2	43,284,519	0
Level 3	0	0

Total	$ 361,147,063	$(7,448,014)

*Other financial instruments are derivative instruments, such as financial future contracts and options.

EX-99. CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF
THE SARBANES-OXLEY ACT OF 2002

I, Donald C. Burke, Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Yield Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of BlackRock Enhanced Equity Yield Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 22, 2008

/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Yield Fund, Inc.

EX-99. CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF
THE SARBANES-OXLEY ACT OF 2002

I, Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Yield Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of BlackRock Enhanced Equity Yield Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 22, 2008

/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Yield Fund, Inc.